Prudential Day One 2035 Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 97.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	164,525	$ 1,691,313
PGIM Global Real Estate Fund (Class R6)	61,452	1,686,231
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	58,074	666,114
PGIM QMA Commodity Strategies Fund (Class R6)	139,529	1,336,686
PGIM QMA Emerging Markets Equity Fund (Class R6)	89,977	1,002,349
PGIM QMA International Developed Markets Index Fund (Class R6)	357,994	4,353,208
PGIM QMA Large-Cap Core Equity Fund (Class R6)	620,709	9,732,710
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	121,165	1,332,815
PGIM QMA US Broad Market Index Fund (Class R6)	385,665	5,360,744
PGIM TIPS Fund (Class R6)	271,863	2,699,602
PGIM Total Return Bond Fund (Class R6)	202,932	3,048,039

Total Long-Term Investments (cost $31,202,434)		32,909,811

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $712,119)	712,119	712,119

TOTAL INVESTMENTS 100.0% (cost $31,914,553)(w)		33,621,930
Liabilities in excess of other assets (0.0)%		(12,026)

Net Assets 100.0%		$ 33,609,904

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
Prudential Day One Funds